Trade Accounts Payable - Supplier Finance Arrangements	12 Months Ended
Dec. 31, 2022
Text Block 1 Abstract [Abstract]
Trade accounts payable – Supplier finance arrangements
19	Trade accounts payable – Supplier finance arrangements
The Company has entered into agreements with financial institutions with the purpose of carrying out commercial operations with domestic and foreign suppliers. During these transactions, suppliers can exclusively transfer at their discretion, the right to receive titles issued against the Company to these financial institutions, which in turn comes to be the creditor of discounted instruments. The suppliers that carry out this operation receive the resources before the commercial term of the security, discounting the costs and financial charges of the transaction.

This
operation does not significantly alter the prices and commercial conditions negotiated with suppliers, nor are there any financial charges for the Company. On December 31, 2022, the average payment period for securities transferred by suppliers to financial institutions was 89 days.